UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

Form 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  September 30, 2006

Check here if Amendment [   ] ;  Amendment Number:
This Amendment (Check only one.): [   ] is a restatement.
                                  [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:   Fiduciary Trust Company International
Address:600 Fifth Avenue, 4th Floor
        New York, NY 10020-2302

Form 13F File Number:  28-3877

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   Edward G. Eisert
Title:  Senior Vice President, General Corporate Counsel and Corporate Secretary
Phone:  212-632-3000

Signature, Place, and Date of Signing:




/s/ EDWARD G. EISERT            New York, New York       November 13, 2006


Report Type (Check only one.):

[  ] 13F HOLDINGS REPORT.  (Check here if all holdings of this reporting manager are reported in this report.)
[X] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)
[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

Form 13F File Number             Name

28-734                           Franklin Resources, Inc.